Schedule of Investments
August 31, 2025 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 77.03%

Agricultural Chemicals - 1.17%
Nutrien Ltd. (Canada)			1,750	100,835

Agricultural Services - 2.84%
Calavo Growers, Inc.			9,000	246,150

Airports, Flying Fields & Airport Terminal Services - 2.95%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.			2,500	255,525

Beverages - 4.66%
Ambev SA ADR			85,000	190,400
Diageo plc (2)			1,900	212,477

				402,877

Construction Machinery & Equipment - 2.05%
CNH Industrial N.V. (2)			15,500	177,475

Consumer Staple Products - 2.60%
Orkla ASA ADR (2)			20,000	224,600

Crude Petroleum & Natural Gas - 1.53%
GeoPark Ltd. (Colombia)			20,000	132,000

Gold and Silver Ores - 14.12%
Agnico Eagle Mines Ltd.			2,500	360,425
Endeavour Silver Corp. (2)			40,000	249,600
Osisko Gold Royalties Ltd.			11,500	369,840
Silvercorp Metals, Inc.			50,000	242,000

				1,221,865

Insurance Agents, Brokers & Services - 1.91%
BB Seguridade Participacoes SA ADR			27,500	165,000

Leisure - 1.92%
Shimano, Inc.			15,000	166,245

Luxury Goods - 2.29%
Swatch Group AG			22,000	198,330

Mineral Royalty Traders - 2.91%
Royal Gold, Inc.			1,400	251,412

Mining & Quarrying of Nonmetallic Minerals - 3.93%
Hecla Mining Co.			40,000	340,400

Miscellaneous Manufacturing Industries - 1.99%
Amcor plc (Switzerland)			20,000	172,600

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.10%
Sturm Ruger & Co., Inc.			5,250	182,018

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.03%
Smith & Nephew plc ADR (2)			7,000	262,150

Petroleum Refining - 1.42%
Equinor ASA ADR			5,000	123,050

Radiotelephone Communications - 2.12%
Mobile TeleSystems PJSC ADR (2) †			10,000	0
SK Telecom Co. Ltd. ADR			8,500	183,090

				183,090

Retail - Catalog & Mail-Order Houses - 2.64%
Coupang, Inc. Class A (2)			8,000	228,640

Retail - Eating Places- 3.46%
Cracker Barrel Old Country Store, Inc.			5,000	299,100

Semiconductors & Related Devices - 1.18%
ChipMOS Technologies, Inc. ADR			6,500	102,148

Services - Business Services - 2.86%
MercadoLibre, Inc. (Argentina) (2)			100	247,291
Qiwi PLC ADR (2) †			10,000	0

				247,291

Services - Personal Services - 3.04%
Carriage Services, Inc.			6,000	262,680

Telephone Communications - 2.89%
Telenor ASA ADR			15,000	249,825

Wholesale-Motor Vehicle Supplies & New Parts - 5.43%
Genuine Parts Co.			1,500	208,995
LKQ Corp.			8,000	260,960

				469,955

Total Common Stock			(Cost $ 6,025,518)	6,665,260

Money Market Registered Investment Companies - 17.68%

Fidelity Investments Money Market Government Portfolio - Class I - 3.98% (3)			1,529,540	1,529,540

Total Money Market Registered Investment Companies			(Cost $ 1,529,540)	1,529,540

Options Purchased - 2.18%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, September 18, 2026, Put @ $550.00	125	9/18/2026	6,875,000	188,250

Total Options (Cost $ 213,113)	125		6,875,000	188,250

Total Investments - 96.88%			(Cost $ 8,033,951)	8,383,050

Other Assets Less Liabilities - 3.11%				269,506

Total Net Assets - 100.00%				8,652,704

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$8,194,800	$-
Level 2 - Other Significant Observable Inputs			188,250	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$8,383,050	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2025.
† - Level 3 security. This security was valued using significant unobservable inputs.
ADR - American Depositary Receipt
PLC - Public Limited Company
AG - Aktiengesellschaft - German term for Public Limited Company.
SA - Société Anonyme - French term for Public Limited Company.